Employee benefits, Net cost for period (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Details for net cost [Abstract]
Interest cost	$ (55)	$ 44
Net cost for the period	8,449	10,578
Pensions and Seniority Premiums [Member]
Details for net cost [Abstract]
Current service cost	1,063	1,409
Interest cost	4,258	4,798
Net cost for the period	5,321	6,207
Termination of Employment [Member]
Details for net cost [Abstract]
Current service cost	1,454	2,044
Interest cost	1,674	2,327
Net cost for the period	$ 3,128	$ 4,371